J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
September 24, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 288 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 290 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of this filing is to reflect changes to the Fund’s underlying index and investment strategies.
Please contact the undersigned at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Secretary